COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	May 31, 2016 USD ($)	Oct. 02, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jul. 30, 2015 ft²	Jan. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Last month prepaid rent		$ 46,523
Future anticipated minimum lease payments due in 2017		190,372
Future anticipated minimum lease payments due in 2018		211,726
Future anticipated minimum lease payments due in 2019		101,157
Rent expense		177,150	120,162
Chief Executive Officer [Member] | Executive Employment Agreement [Member]
Operating Leased Assets [Line Items]
Base salary to be paid to related party		$ 75,000		$ 95,000	$ 125,000	$ 96,000		$ 77,500
Initial term of employment agreement with related party	3 years
6400 Congress Avenue, Suite 2050, Boca Raton, Florida Property [Member]
Operating Leased Assets [Line Items]
Area of real estate space | ft²		2,014					4,450
Monthly base rent owed per operating lease agreement		$ 8,978
Period of monthly base rent		12 months
Percentage of escalation in monthly base rent		3.00%
Lease expiration date		Aug. 25, 2014
Security deposit		$ 2,500
4900 Linton Boulevard, Bay 17A, Delray Beach, FL Property [Member]
Operating Leased Assets [Line Items]
Area of real estate space | ft²		2,150
Lease term		36 months
Monthly base rent owed per operating lease agreement		$ 2,329
Period of monthly base rent		12 months
Percentage of escalation in monthly base rent		3.00%
Lease expiration date		Aug. 25, 2014
Security deposit		$ 3,865
First month prepaid rent		3,865
Last month prepaid rent		4,015
Monthly common area maintenance		$ 1,317
Period of monthly common area maintenance		12 months
Percentage of escalation in monthly common area maintenance		4.00%
Additional lease [Member]
Operating Leased Assets [Line Items]
Area of real estate space | ft²		2,720
Monthly base rent owed per operating lease agreement		$ 1,757
Monthly base rent owed per operating lease agreement, year two		$ 3,513
Percentage of escalation in monthly base rent		3.00%
Lease expiration date		Jan. 31, 2022
Security deposit		$ 10,000
First month prepaid rent		96,940
New space lease [Member]
Operating Leased Assets [Line Items]
Monthly base rent owed per operating lease agreement		$ 2,471
Percentage of escalation in monthly base rent		3.00%
Lease expiration date		Jan. 31, 2022
Black Helmet [Member]
Operating Leased Assets [Line Items]
Area of real estate space | ft²		2,667
Lease term		3 years
Monthly base rent owed per operating lease agreement		$ 1,641
Percentage of escalation in monthly base rent		3.00%
Websites [Member]
Operating Leased Assets [Line Items]
Future anticipated minimum lease payments due in 2017		$ 245,000
Future anticipated minimum lease payments due in 2018		205,000
Future anticipated minimum lease payments due in 2019		144,000
Future anticipated minimum lease payments due in 2020		0
Future anticipated minimum lease payments due in 2021		0
Future contingent milestone payments for 2016	$ 40,000	40,000	40,000
Future bonus in 2017		50,000
Future bonus in 2019		100,000
Cash payment for acquisition		120,250	$ 164,550
Websites [Member] | Black Helmet [Member]
Operating Leased Assets [Line Items]
Monthly base rent owed per operating lease agreement		$ 6,250
Lease expiration date		Dec. 15, 2019
Websites [Member] | Warisboring.com [Member]
Operating Leased Assets [Line Items]
Monthly base rent owed per operating lease agreement		$ 5,000
Lease expiration date		Nov. 18, 2018